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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [ ]; Amendment Number ______
     This Amendment (Check only one.):     [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Tembusu Capital Pte. Ltd.
Address:  60B Orchard Road #06-18 Tower 2
          The Atrium@Orchard
          Singapore 238891

Form 13F File Number:  28-14163

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Lena Chia Yue Joo
Title:    Director
Phone:    +65 6828 6968

Signature, Place, and Date of Signing:

/s/ Lena Chia Yue Joo     Singapore     August 12, 2011
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Report Type (Check only one.):

[   ]    13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ X ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number      Name
        28-13088                  Temasek Holdings (Private) Limited

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